EQUITY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity Transactions
Schedule of Stockholders' Equity Note, Warrants
9/30/2018
Expected Dividend Yield	0%
Expected volatility	120%
Risk-free rate	1.4%
Expected life of warrants	3-5 Years

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life in Years	Value
Outstanding - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Exercisable - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Granted	886,830	$1.000	6.388	$5,386,975
Forfeited or Expired	-	-	-	-
Exercised	-	$-	-	-
Outstanding - September 30, 2018	6,251,060	$2.432	2.474	$31,556,641
Exercisable - September 30, 2018	5,639,230	$2.590	1.982	$27,836,687

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life in Years	Value
Outstanding – December 31, 2015	-	-	-	-
Exercisable - December 31, 2015	-	-	-	-
Granted	-	-	-	-
Forfeited or Expired	-	-	-	-
Outstanding - December 31, 2016	-	-	-	-
Exercisable - December 31, 2016	-	-	-	-
Granted	6,343,833	$2.317	2.706	$174,253
Forfeited or Expired	979,603	$0.560	1.997	$36,184
Exercised	-	-	-	-
Outstanding - December 31, 2017	5,364,230	$2.638	2.835	$138,069
Exercisable - December 31, 2017	5,364,230	$2.638	2.835	$138,069